Significant Accounting Policies (Details) - Schedule of annual rates of depreciation	12 Months Ended
Dec. 31, 2022
Computers and electronic equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	15.00%
Computers and electronic equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	33.00%
Office furniture and equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	6.00%
Office furniture and equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, percentage	20.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of annual rates of depreciation [Line Items]
Property and equipment, description	At the shorter of the lease period or useful life of the leasehold improvement